PREPAID EXPENSES (Details)	Dec. 31, 2021 USD ($)
PREPAID EXPENSES
Prepaid R&D costs	$ 329,033
Prepaid insurance	684,191
Prepaid other expenses	2,250
Total	$ 1,015,474